Note 5 - Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	Six months ended June 30,
	2013	2014	Location in Statement of Comprehensive Income
Management fees	302	34	Management fees related party - Statement of comprehensive income
Executive officers and other personnel expenses	480	60	General and administrative expenses - Statement of comprehensive income
Commission on charter hire agreements	127	-	Voyage expenses - Statement of comprehensive income
Total	909	94
	Six months ended June 30
	2013	2014	Presented in:
Technical management fees	-	50	Capitalized under Vessels, net – Balance Sheet
		9	Management fees-related parties - Statement of comprehensive income/ (loss)
Supervision services costs and fees	-	166	Capitalized under Advances for vessels acquisitions / under construction –Balance Sheet
Financing fees	-	40	Capitalized and shown net with Long Term Debt, –Balance Sheet
Commission for sale and purchase of vessels	-	383	Capitalized under Vessels, net – Balance Sheet
Commission on charter hire agreements	-	2	Voyage expenses - Statement of comprehensive income/ (loss)
Total	-	650